UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Lee Scundi
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Lee Scundi                       Cupertino, CA                    07/17/2006
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          151
                                         -----------
Form 13F Information Table Value Total:     $212,100
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMB Property Corp.             Com              00163T109       25     500          Sole             Sole      0    0
AT&T Corp.                     Com              00206r102       47    1700          Sole             Sole      0    0
Abbott Labs                    Com              002824100       87    2000          Sole             Sole      0    0
Adobe Systems                  Com              00724F101      182    6000          Sole             Sole      0    0
Advanced Micro Devices         Com              007903107      342   14000          Sole             Sole      0    0
All American Semiconductor     Com              891310100        2     600          Sole             Sole      0    0
Allstate Corp.                 Com              020002101      695   12700          Sole             Sole      0    0
American International Group   Com              026874107     4807   81400          Sole             Sole      0    0
American Power Conversion Corp Com              029066070     2514  129000          Sole             Sole      0    0
Apollo Group                   Com              037604105      310    6000          Sole             Sole      0    0
BP p.l.c                       Com              055622104      252    3620          Sole             Sole      0    0
BRE Properties                 Com              05564e106      105    1900          Sole             Sole      0    0
Bank of America Corp           Com              066050105    11356  236100          Sole             Sole      0    0
Beazer Homes USA               Com              07556q105      330    7200          Sole             Sole      0    0
Bell South Corp.               Com              079860102       25     700          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207      937     308          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      183     200          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     5947  229950          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      158    1600          Sole             Sole      0    0
CMGI Inc                       Com              125750109        1    1000          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      119    1600          Sole             Sole      0    0
Chesapeake Energy              Com              165159104       30    1000          Sole             Sole      0    0
ChevronTexaco                  Com              166764100     7252  116850          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       54    2000          Sole             Sole      0    0
Ciena Corp.                    Com              171779101       48   10000          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102      236   12100          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109    11141  230900          Sole             Sole      0    0
Clorox Co.                     Com              189054109      488    8000          Sole             Sole      0    0
Collectors Universe            Com              19421r101       28    2000          Sole             Sole      0    0
ConocoPhillips                 Com              20825L104     7203  109916          Sole             Sole      0    0
Consolidated Edison            Com              209115104     3346   75300          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106       44     800          Sole             Sole      0    0
Costco Cos. Inc.               Com              22160k105       17     300          Sole             Sole      0    0
Crosstex Energy                Com              22765Y104      428    4500          Sole             Sole      0    0
Crosstex Energy L.P            Com              22765u102      736   20000          Sole             Sole      0    0
D R Horton Inc                 Com              23331a109     2704  113500          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105       99    2500          Sole             Sole      0    0
Deere & Co.                    Com              244199105      125    1500          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109     2916  119200          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       85    1500          Sole             Sole      0    0
Discovery Holding Company A    Com              25468y107      823   56262          Sole             Sole      0    0
Dominion Resources             Com              257470104       75    1000          Sole             Sole      0    0
Dorchester Minerals L.P.       Com              25820r105      100    4000          Sole             Sole      0    0
Duke Realty Invts              Com              264411505      576   16400          Sole             Sole      0    0
Eastman Kodak                  Com              277461109      464   19500          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     2221   36204          Sole             Sole      0    0
Fannie Mae                     Com              313586109       48    1000          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104      107     195          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104     1180     203          Sole             Sole      0    0
Long Beach
Fidelity National Title        Com              31620r105     1150   58464          Sole             Sole      0    0
Fidelity Natl Finl Inc         Com              316326107     4111  105533          Sole             Sole      0    0
First National Bank Of Alaska  Com              322387101      208     100          Sole             Sole      0    0
Florida East Coast Ind Cl B    Com              340632207       14     277          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301     3580   62800          Sole             Sole      0    0
General Dynamics Corp.         Com              369550108       46     700          Sole             Sole      0    0
General Electric Co.           Com              369604103     5606  170100          Sole             Sole      0    0
General Mills Inc.             Com              370334104      155    3000          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              3773W105        67    1200          Sole             Sole      0    0
Google, Inc.                   Com              38259p508      252     600          Sole             Sole      0    0
H&R Block                      Com              093671105      119    5000          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       35     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     2144   67300          Sole             Sole      0    0
Heinz H J Co                   Com              423014103     3582   86900          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103      412   13000          Sole             Sole      0    0
Home Depot Inc.                Com              437076102     4148  115900          Sole             Sole      0    0
IBM Corp                       Com              459200101     4244   55250          Sole             Sole      0    0
Intel Corp.                    Com              458140100     5700  300001          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       40    7000          Sole             Sole      0    0
J.P. Morgan Chase & Co.        Com              46625h100       42    1000          Sole             Sole      0    0
JDS Uniphase                   Com              46612j101       19    7500          Sole             Sole      0    0
JetBlue Airways                Com              477143101       41    3375          Sole             Sole      0    0
Johnson & Johnson              Com              478160104     6801  113500          Sole             Sole      0    0
KB Home                        Com              48666K109      220    4800          Sole             Sole      0    0
KHD Humboldt Wedag Intl Ltd    Com              482462108      188    7000                           Sole      0    0
Kimberly Clark                 Com              494368103      123    2000          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       13     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100      391    6000          Sole             Sole      0    0
Lennar Corp                    Com              526057104     1739   39200                           Sole      0    0
Lexington Property Trust       Com              529043101       12     566          Sole             Sole      0    0
Liberty Global C               Com              530555309      521   25310          Sole             Sole      0    0
Liberty Global Class A         Com              530555101      543   25260          Sole             Sole      0    0
Liberty Media Hldg Cap A       Com              53071m302     2288   27311          Sole             Sole      0    0
Liberty Media Hldy Cp Inter A  Com              53071m104     2360  136755          Sole             Sole      0    0
Liberty Property Trust         Com              531172104      676   15300          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       22     400          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107       48   20000          Sole             Sole      0    0
Martha Stewart Living          Com              573083102       17    1000          Sole             Sole      0    0
McDonalds Corp.                Com              580135101     3457  102900          Sole             Sole      0    0
Merck & Co.                    Com              589331107     4337  119050          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108      626    9000          Sole             Sole      0    0
Microsoft Corp.                Com              594918104     6983  299700          Sole             Sole      0    0
Millennium Pharmaceuticals     Com              599902103       50    5000          Sole             Sole      0    0
Nabors Industries              Com              g6359f103     2740   81100          Sole             Sole      0    0
Natural Resource Partners L.P. Com              63900p103      363    6700          Sole             Sole      0    0
Neenah Paper                   Com              640079109        2      60          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     2676  108400          Sole             Sole      0    0
Inc
Nokia Corp                     Com              654902204     5199  256600          Sole             Sole      0    0
Nortel Networks                Com              656569100       11    5000          Sole             Sole      0    0
Novartis AG                    Com              66987v109       54    1000          Sole             Sole      0    0
Oracle Corp                    Com              68389X105      101    7000          Sole             Sole      0    0
PHH Corp                       Com              693320202        1      30          Sole             Sole      0    0
PPL Corporation                Com              69351t106       65    2000          Sole             Sole      0    0
Paramount Energy Trust         Com              699219101       50    3000          Sole             Sole      0    0
Peoples Energy Corp            Com              711030106     2787   77600          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103    11291  481100          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101      140    4000          Sole             Sole      0    0
Pulte Homes                    Com              745867104      815   28300          Sole             Sole      0    0
Qualcomm Inc.                  Com              747525103       20     500          Sole             Sole      0    0
Raymond James Financial        Com              754730109      123    4050          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      206    6225          Sole             Sole      0    0
Ross Stores Inc                Com              778296103      295   10500          Sole             Sole      0    0
Royal Dutch Shell -- Tendered  Com              780857804      474    7080          Sole             Sole      0    0
Ryland Group                   Com              783764103      288    6600          Sole             Sole      0    0
SLM Corporation                Com              78442p106      386    7300          Sole             Sole      0    0
Sara Lee Corp.                 Com              803111103       24    1500          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      361   10000          Sole             Sole      0    0
Southern Co.                   Com              842587107     2949   92000          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100      107    2300          Sole             Sole      0    0
Star Gas Ptnrs L.P.            Com              85512c105       64   24000          Sole             Sole      0    0
Tarragon Corporation           Com              876287103       14    1000          Sole             Sole      0    0
Time Warner                    Com              887317105     4347  251300          Sole             Sole      0    0
Toll Brothers Inc              Com              889478103      683   26700          Sole             Sole      0    0
Tyco Intl Ltd                  Com              902124106        8     300          Sole             Sole      0    0
United States Steel Corp       Com              912909108       56     800          Sole             Sole      0    0
UnitedHealth Group Inc         Com              91324p102      936   20900          Sole             Sole      0    0
Verizon Communications         Com              92343v104       33    1000          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       53    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103     4451   92400          Sole             Sole      0    0
Walt Disney Co.                Com              254687106       60    2000          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103    12516  274600          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101      866   23600          Sole             Sole      0    0
Waste Management Inc           Com              94106l109       54    1500          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      134    2000          Sole             Sole      0    0
Wynn Resorts                   Com              983134107      147    2000          Sole             Sole      0    0
YRC Worldwide                  Com              984249102     1175   27900          Sole             Sole      0    0
Yahoo!, Inc.                   Com              984332106      119    3600          Sole             Sole      0    0
iShares MSCI EAFE Value Index  Com              464288877       50     800          Sole             Sole      0    0
Fund
iShares MSCI Japan             Com              464286848      240   17600          Sole             Sole      0    0
iShares MSCI Pacific Ex-Japan  Com              464286665      231    2150          Sole             Sole      0    0
iShares Russell 2000           Com              464287655      402    5600          Sole             Sole      0    0
iShares Russell Midcap         Com              464287499      514    5600          Sole             Sole      0    0
iShares S&P Eur 350            Com              464287861      923   10100          Sole             Sole      0    0

ABN Amro Preferred G 6.08%     Pref             00372q201     1300   57400          Sole             Sole      0    0
CORTS Trust for Ford Motor     Pref             22080q208       56    3500          Sole             Sole      0    0
7.4%
CORTS Trust for Ford Motor 8%  Pref             22082k209     1446   81000          Sole             Sole      0    0
Crescent R.E. Conv Pref A      Pref             225756204     3434  162900          Sole             Sole      0    0
6.75%

AEW Real Estate Income Fund    Com              00104h107     6906  359900          Sole             Sole      0    0
Latin America Equity Fund Inc. Com              51827q106       26    2000          Sole             Sole      0    0
Europe Fund Inc                Com              29874m103     1149   31700          Sole             Sole      0    0
New Germany Fund Inc.          Com              644465106       31    2500          Sole             Sole      0    0
Swiss Helvetia Fund            Com              870875101       20    1200          Sole             Sole      0    0